NEOS Enhanced Income 1-3 Month T-Bill ETF
Schedule of Investments
August 31, 2024 (Unaudited)

PURCHASED OPTIONS - 0.0% (a)(b)(c)(d)	Notional Amount	Contracts	Value
Put Options - 0.0% (c)			$–
S&P 500 Index		–	$–
Expiration: 09/12/2024; Exercise Price: $5,075.00	$133,302,240	236	$30,680
Expiration: 09/12/2024; Exercise Price: $4,900.00	133,302,240	236	23,010
Expiration: 09/12/2024; Exercise Price: $4,850.00	133,302,240	236	21,830
Expiration: 09/12/2024; Exercise Price: $4,800.00	133,302,240	236	20,650
Total Put Options			96,170
TOTAL PURCHASED OPTIONS (Cost $120,150)			96,170

SHORT-TERM INVESTMENTS - 100.1%
Money Market Funds - 0.6%		Shares
First American Treasury Obligations Fund - Class X, 5.18% (d)(e)		2,902,078	2,902,078
Northern U.S. Government Select Money Market Fund, 5.01% (d)(e)		363,676	363,676
			3,265,754

U.S. Treasury Bills - 99.5%		Par
5.29%, 09/03/2024 (f)		$43,000,500	43,000,500
5.28%, 09/10/2024 (f)		36,207,000	36,170,268
5.26%, 09/12/2024 (f)		43,944,000	43,886,708
5.29%, 09/19/2024 (f)		37,486,000	37,398,949
5.28%, 09/26/2024 (f)		35,522,000	35,404,442
5.19%, 10/01/2024 (f)		38,576,000	38,420,844
5.28%, 10/03/2024 (f)		43,000,500	42,816,315
5.24%, 10/08/2024 (f)		48,271,000	48,030,717
5.18%, 10/15/2024 (f)		38,963,000	38,730,943
5.26%, 10/17/2024 (f)		32,239,000	32,038,438
5.16%, 10/22/2024 (f)		44,190,000	43,882,496
5.14%, 10/24/2024 (f)		46,390,000	46,054,394
5.08%, 11/14/2024 (f)		44,593,000	44,147,962
			529,982,976
TOTAL SHORT-TERM INVESTMENTS (Cost $533,083,763)			533,248,730

TOTAL INVESTMENTS - 100.1% (Cost $533,203,913)			$533,344,900
Liabilities in Excess of Other Assets - (0.1)%(d)			(271,662)
TOTAL NET ASSETS - 100.0%			$533,073,238

Percentages are stated as a percent of net assets.

(a)	Represents less than 0.05% of net assets.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of August 31, 2024 is $3,463,079.
(e)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.
(f)	The rate shown is the effective yield as of August 31, 2024.

NEOS Enhanced Income 1-3 Month T-Bill ETF
Schedule of Written Options
August 31, 2024 (Unaudited)

WRITTEN OPTIONS - 0.0% (a)(b)(c)	Notional Amount	Contracts	Value
Put Options - 0.0% (a)
S&P 500 Index			–
Expiration: 09/12/2024; Exercise Price: $5,050.00	$(133,302,240)	(236)	$(29,500)
Expiration: 09/12/2024; Exercise Price: $5,140.00	(133,302,240)	(236)	(35,400)
Expiration: 09/12/2024; Exercise Price: $5,190.00	(133,302,240)	(236)	(40,120)
Expiration: 09/12/2024; Exercise Price: $5,250.00	(133,302,240)	(236)	(48,970)
Total Put Options			(153,990)
TOTAL WRITTEN OPTIONS (Premiums received $262,879)			$(153,990)

Percentages are stated as a percent of net assets.

(a)	Represents less than 0.05% of net assets.
(b)	100 shares per contract.
(c)	Exchange-traded.

NEOS ETF Trust
NEOS Enhanced Income 1-3 Month T-Bill ETF
Notes to Quarterly Schedule of Investments
August 31, 2024 (Unaudited)

Investment Valuation
The Fund discloses the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund’s (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets that the Fund’s have the ability to access.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2024:

	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options(a)	$–	$96,170	$–	$96,170
Money Market Funds	3,265,754	–	–	3,265,754
U.S. Treasury Bills	–	529,982,976	–	529,982,976
Total Assets	$3,265,754	$530,079,146	$–	$533,344,900

Liabilities:
Written Options(a)	$–	$(153,990)	$–	$(153,990)
Total Liabilities	$–	$(153,990)	$–	$(153,990)

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a) The tables above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to a Fund’s NAV than the uncertainties surrounding inputs for a non-derivative security with the same market value.